Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Operating activities
Loss before tax	$ (28,420)	$ (40,916)
Adjustments for non-monetary items
Depreciation	2,287	2,873
Amortization	1,809	1,281
Finance (income) expense, net	(5,747)	1,394
Fair value adjustments on warrant obligations	(84)	0
Expected credit loss allowance	(34)	123
Share-based compensation	7,797	7,106
Movements in provisions and pensions	410	478
Research tax credit	(283)	(600)
Working capital changes
Decrease (Increase) in accounts receivable	3,042	(834)
Decrease (increase) in prepaids and other assets	934	(1,061)
Increase in inventory	(655)	(268)
(Decrease) Increase in accounts payables, accrued expenses, deferred contract revenue, and other liabilities	(6,100)	3,749
Cash used in operating activities	(25,044)	(26,675)
Income tax paid	(18)	(676)
Interest paid	(572)	(5)
Interest received	1,795	2,243
Net cash flows used in operating activities	(23,839)	(25,113)
Investing activities
Purchase of property and equipment	(111)	(1,246)
Acquisition of intangible assets	(167)	(788)
Capitalized development costs	(3,637)	(2,842)
Proceeds upon maturity of term deposits	0	17,546
Net cash flow (used in) provided from investing activities	(3,915)	12,670
Financing activities
Proceeds from exercise of share options	298	207
Proceeds from borrowings, net of transaction costs	13,930	0
Payments of principal portion of lease liabilities	(1,477)	(1,761)
Net cash flow provided from (used in) financing activities	12,751	(1,554)
Decrease in cash and cash equivalents	(15,003)	(13,997)
Effect of exchange differences on cash balances	(2,852)	1,244
Cash and cash equivalents at beginning of the year	123,251	161,305
Cash and cash equivalents at end of the period	$ 105,396	$ 148,552